Janus Henderson Asset - Backed Securities ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Asset-Backed Securities - 88 .7%
Acacia LLC, 5.2400%, 11/15/37 (144A) $ 862,786 $ 863,908
Affirm Asset Securitization Trust, 5.2200%, 12/17/29 (144A) 4,060 4,062
Affirm Asset Securitization Trust, 4.9300%, 10/15/30 (144A) 600,000 601,541
Affirm Master Trust, 5.1300%, 2/15/33 (144A) 1,641,000 1,651,666
Affirm Master Trust, 4.8900%, 10/16/34 (144A) 1,000,000 999,183
Alloya Auto Receivables Trust, 4.9900%, 3/25/30 (144A) 1,500,000 1,513,939
Ally Bank Auto Credit-Linked Notes, 5.8270%, 5/17/32 (144A) 113,322 115,049
Ally Bank Auto Credit-Linked Notes, 4.8440%, 6/15/33 (144A) 1,926,761 1,937,146
Aqua Finance Issuer Trust, 4.7900%, 5/17/51 (144A) 1,227,198 1,228,953
Aqua Finance Issuer Trust, 5.2400%, 5/17/51 (144A) 1,500,000 1,499,301
Aqua Finance Trust, 1.5400%, 7/17/46 (144A) 231,662 213,781
ARI Fleet Lease Trust, 5.4100%, 2/17/32 (144A) 3,839 3,841
Arivo Acceptance Auto Loan Receivables Trust, 5.4200%, 12/15/31 (144A) 1,000,000 1,007,106
AutoNation Finance Trust, 4.5600%, 10/14/31 (144A) 1,000,000 1,002,070
Avis Budget Rental Car Funding AESOP LLC, 6.4400%, 8/21/28 (144A) 625,000 641,227
Avis Budget Rental Car Funding AESOP LLC, 5.8500%, 6/20/30 (144A) 1,350,000 1,398,208
Avtech Equipment Receivables Funding LLC, 4.5500%, 2/15/33 (144A) 1,000,000 999,915
Bayview Opportunity Master Fund VII LLC, SOFR30A + 1.7000%, 5.3973%,
7/27/48 (144A)
‡
806,514 805,428
Brex Commercial Charge Card Master Trust, 6.0500%, 7/15/27 (144A) 1,250,000 1,252,151
Capital One Prime Auto Receivables Trust, 3.1700%, 4/15/27 6,981 6,979
Carmax Auto Owner Trust, 5.1100%, 5/17/32 1,000,000 1,004,708
Carmax Select Receivables Trust, 4.8300%, 6/16/31 1,000,000 1,007,671
Carvana Auto Receivables Trust, 4.6200%, 2/10/28 2,210 2,211
Carvana Auto Receivables Trust, 5.4200%, 4/10/28 (144A) 73,554 73,743
Carvana Auto Receivables Trust, 6.0900%, 11/13/29 (144A) 427,000 443,665
Carvana Auto Receivables Trust, 4.9900%, 1/12/32 1,000,000 998,848
CNH Equipment Trust, 2.9400%, 7/15/27 15,820 15,809
Compass Datacenters Issuer II LLC, 5.3160%, 5/25/50 (144A) 3,000,000 3,024,788
Compass Datacenters Issuer II LLC, 5.4630%, 5/25/50 (144A) 1,000,000 1,001,964
Compass Datacenters Issuer II LLC, 5.7560%, 5/25/50 (144A) 1,000,000 994,305
Compass Datacenters Issuer III LLC, 5.6560%, 2/25/50 (144A) 315,000 318,408
Consolidated Communications LLC, 5.5220%, 12/20/55 (144A) 1,000,000 1,010,769
Corporate One Auto Receivables Trust, 4.8400%, 4/15/31 (144A) 1,000,000 998,636
CPS Auto Receivables Trust, 5.8800%, 2/15/28 (144A) 11,132 11,139
CPS Auto Receivables Trust, 4.9100%, 6/15/28 (144A) 41,337 41,376
Dell Equipment Finance Trust, 4.8300%, 3/22/32 (144A) 1,000,000 999,967
DLLST LLC, 5.0500%, 8/20/27 (144A) 12,479 12,530
Exeter Automobile Receivables Trust, 4.4000%, 5/17/32 1,000,000 1,002,264
Exeter Select Automobile Receivables Trust, 4.9100%, 12/15/31 2,000,000 2,018,350
FHF Issuer Trust, 5.8900%, 6/15/30 (144A) 226,470 227,902
FHF Issuer Trust, 6.4300%, 7/15/30 (144A) 200,000 202,715
FHF Issuer Trust, 5.6900%, 8/15/31 (144A) 1,500,000 1,493,444
FIGRE Trust, 5.5600%, 5/25/55 (144A)
‡
4,157,108 4,221,691
FIGRE Trust, 5.4670%, 7/25/55 (144A)
Ç
2,199,662 2,211,496
Flagship Credit Auto Trust, 1.2700%, 3/15/27 (144A) 156,696 155,816
Flagship Credit Auto Trust, 5.0500%, 1/18/28 (144A) 366,374 366,661
Foundation Finance Trust, 5.0700%, 8/15/52 (144A) 1,250,000 1,248,965
GLS Auto Receivables Issuer Trust, 4.7600%, 10/15/27 (144A) 12,667 12,670
GLS Auto Receivables Issuer Trust, 4.6900%, 5/15/31 (144A) 1,250,000 1,260,048
GM Financial Automobile Leasing Trust, 4.6000%, 1/21/30 2,500,000 2,510,037
Gracie Point International Funding LLC, SOFR30A + 2.0000%, 5.8003%, 8/15/28
(144A)
‡
650,000 650,023
Hertz Vehicle Financing III LLC, 6.5300%, 2/25/28 (144A) 750,000 761,999

Janus Henderson Asset - Backed Securities ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Asset-Backed Securities - (continued)
Hilton Grand Vacations Trust, 5.2700%, 8/27/40 (144A) $ 587,099 $ 594,628
Hilton Grand Vacations Trust, 4.7300%, 5/25/44 (144A) 2,332,521 2,332,009
HPEFS Equipment Trust, 4.7700%, 5/20/33 (144A) 2,000,000 1,993,772
Huntington Bank Auto Credit-Linked Notes, 6.1530%, 5/20/32 (144A) 110,463 112,143
Huntington Bank Auto Credit-Linked Notes, 4.9570%, 3/21/33 (144A) 209,645 211,188
Huntington Bank Auto Credit-Linked Notes, 4.8350%, 9/20/33 (144A) 2,773,346 2,789,151
Hyundai Auto Receivables Trust, 5.3900%, 6/15/27 22,847 22,884
Kinetic ABS Issuer LLC, 5.2190%, 2/25/56 (144A) 1,000,000 1,003,034
LAD Auto Receivables Trust, 4.7000%, 8/16/32 (144A) 1,500,000 1,503,005
Lendbuzz Securitization Trust, 6.9200%, 8/15/28 (144A) 106,043 107,137
Lendbuzz Securitization Trust, 9.1700%, 4/16/29 (144A) 651,000 686,766
Lendbuzz Securitization Trust, 5.2800%, 4/15/31 (144A) 2,862,000 2,824,329
Libra Solutions LLC, 6.3550%, 8/15/39 (144A) 2,610,000 2,626,002
Lmdv Issuer Co. LLC, 5.3100%, 12/15/55 (144A) 1,000,000 1,001,714
Lmrk Issuer Co. 2 LLC, 5.5200%, 9/15/55 (144A) 1,000,000 997,341
Luxury Lease Partners Auto Lease Trust, 5.5100%, 3/15/32 (144A) 922,588 922,314
Lyra Music Assets Delaware LP, 5.6040%, 9/20/65 (144A) 2,778,490 2,815,474
Marlette Funding Trust, 4.9500%, 7/16/35 (144A) 110,000 110,420
Merchants Fleet Funding LLC, 5.2100%, 1/20/39 (144A) 1,000,000 1,008,483
MetroNet Infrastructure Issuer LLC, 5.4000%, 8/20/55 (144A) 2,000,000 2,029,413
MVW LLC, 5.4200%, 10/20/40 (144A) 131,701 133,330
OCCU Auto Receivables Trust, 5.2000%, 10/15/31 (144A) 1,480,000 1,495,644
OCCU Auto Receivables Trust, 5.6000%, 11/15/34 (144A) 2,000,000 2,001,433
OnDeck Asset Securitization Trust IV LLC, 7.1500%, 6/17/31 (144A) 1,000,000 1,010,439
OneMain Financial Issuance Trust, 2.2100%, 9/14/35 (144A) 381,000 367,849
Pagaya AI Debt Grantor Trust, 5.1560%, 7/15/32 (144A) 1,345,686 1,349,083
QTS Issuer ABS I LLC, 5.4390%, 5/25/55 (144A) 2,000,000 2,005,196
QTS Issuer ABS II LLC, 5.0440%, 10/5/55 (144A) 1,000,000 983,957
RCKT Trust, 5.1600%, 7/25/34 (144A) 1,500,000 1,509,860
RCKTL, 4.9500%, 11/27/34 (144A) 1,000,000 1,003,294
Reach Abs Trust, 4.8000%, 2/15/33 (144A) 1,000,000 1,000,195
Sabey Data Center Issuer LLC, 5.4820%, 1/20/51 (144A) 1,000,000 1,003,344
Santander Bank Auto Credit-Linked Notes, 5.6400%, 12/15/33 (144A) 466,736 472,313
Santander Drive Auto Receivables Trust, 3.7600%, 7/16/29 10,368 10,359
SCCU Auto Receivables Trust, 5.4500%, 12/15/27 (144A) 133,209 133,262
SCCU Auto Receivables Trust, 5.7000%, 10/16/28 (144A) 217,726 218,880
SCCU Auto Receivables Trust, 5.0800%, 2/17/32 (144A) 2,000,000 2,012,908
SF Abs Issuer LLC, 5.3770%, 11/25/55 (144A) 1,000,000 973,673
Sierra Timeshare Receivables Funding LLC, 4.6400%, 8/22/44 (144A) 1,057,199 1,058,282
SoFi Consumer Loan Program Trust, 5.0400%, 8/15/34 (144A) 2,000,000 2,022,468
SoFi Consumer Loan Program Trust, 4.9100%, 8/25/35 (144A) 1,000,000 1,005,759
Sotheby's Artfi Master Trust, 5.0000%, 6/20/33 (144A) 1,000,000 1,000,703
Switch ABS Issuer LLC, 5.3650%, 10/25/55 (144A) 1,000,000 995,006
Tesla Lease Electric Vehicle Securitization LLC, 4.7900%, 6/20/29 (144A) 1,000,000 1,006,552
Towd Point Mortgage Trust, SOFR30A + 1.6500%, 5.3473%, 7/25/65 (144A)
‡
2,000,000 2,019,747
Tricolor Auto Securitization Trust, 8.6100%, 4/17/28 (144A)
¢,€
520,000 308,716
Truist Bank Auto Credit-Linked Notes, 4.7280%, 9/26/33 (144A) 1,618,235 1,625,582
United Auto Credit Securitization Trust, 5.1500%, 6/10/30 (144A) 1,250,000 1,253,402
United Auto Credit Securitization Trust, 5.0600%, 6/10/31 (144A) 1,000,000 1,000,629
UPG HI Issuer Trust, 5.0000%, 9/25/47 (144A) 949,160 953,987
Upstart Securitization Trust, 5.0200%, 9/20/35 (144A) 1,000,000 998,431
UPX HIL Issuer Trust, 5.1600%, 1/25/47 (144A) 1,047,447 1,053,722
VB-S1 Issuer LLC-VBTEL, 3.1560%, 2/15/52 (144A) 400,000 389,561
VERTICAL BRIDGE CC LLC, 5.6020%, 8/16/55 (144A) 5,000,000 5,004,866

Janus Henderson Asset - Backed Securities ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Asset-Backed Securities - (continued)
Western Funding Auto Loan Trust, 5.3400%, 11/15/35 (144A) $ 1,500,000 $ 1,503,554
Wingspire Equipment Finance LLC, 4.7600%, 9/20/33 (144A) 1,000,000 998,785
World Omni Select Auto Trust, 5.3700%, 2/15/28 2,070 2,071
Zayo Issuer LLC, 5.6480%, 3/20/55 (144A) 1,150,000 1,170,189
Total Asset-Backed Securities (cost $116,654,801) 116,798,310
Collateralized Loan Obligations - 4 .3%
Anchorage Capital CLO 7 Ltd. 2015-7A CR3, CME Term SOFR 3 Month +
2.4500%, 6.1213%, 4/28/37 (144A)
‡
1,500,000 1,508,006
Sound Point CLO XXXIII Ltd. 2022-1A C, CME Term SOFR 3 Month + 2.2500%,
5.9180%, 4/25/35 (144A)
‡
2,700,000 2,702,554
Voya CLO Ltd. 2024-7A C, CME Term SOFR 3 Month + 1.8500%, 5.5176%,
1/20/38 (144A)
‡
1,500,000 1,512,822
Total Collateralized Loan Obligations (cost $5,708,875) 5,723,382
Mortgage-Backed Securities - 5 .9%
BX Trust , 5.5173% , 12/13/42 (144A)
‡
1,000,000 1,015,690
Connecticut Avenue Securities Trust , SOFR30A + 1.2000% , 4.8973% , 5/25/45
(144A)
‡
228,145 228,569
Extended Stay America Trust , CME Term SOFR 1 Month + 1.8500% ,
5.5302% , 10/15/42 (144A)
‡
1,000,000 1,008,091
FHLMC STACR REMIC Trust , SOFR30A + 1.2000% , 4.8973% , 5/25/45 (144A)
‡
283,295 283,717
GWT , CME Term SOFR 1 Month + 1.6912% , 5.3714% , 5/15/41 (144A)
‡
750,000 751,898
Olympic Tower Mortgage Trust , 3.5660% , 5/10/39 (144A) 975,000 940,469
PRM7 Trust , 4.9411% , 11/10/42 (144A)
‡
1,000,000 987,671
PRPM LLC , 4.5000% , 8/25/55 (144A)
Ç
1,646,000 1,606,455
SCG Trust , CME Term SOFR 1 Month + 1.9000% , 5.5802% , 9/15/42 (144A)
‡
1,000,000 1,003,404
Total Mortgage-Backed Securities (cost $7,755,651) 7,825,964
Exchange Traded Fund - 3 .4%
Janus Henderson AAA CLO ETF
£
(cost $4,498,634) 88,800 4,499,496
Investment Companies - 0 .7%
Money Market Funds - 0 .7%
Janus Henderson Cash Liquidity Fund LLC, 3.6619%
£,∞
(cost $879,791) 879,791 880,055
Total Investments (total cost $ 135,497,752 ) - 103 .0% 135,727,207
Liabilities, net of Cash, Receivables and Other Assets - (3.0%) (3,995,577)
Net Assets - 100.0% $131,731,630
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 135,727,207 100 .0%

Janus Henderson Asset - Backed Securities ETF
Schedule of Investments
(unaudited)
January 31, 2026

Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
1/31/26
............. Shares
Held at
1/31/26
Dividend
Income
Investment Company - 4.1%
Exchange Traded Fund - 3.4%
Janus Henderson AAA
CLO ETF $ 4,931,218 $ 6,597,852 $ (7,012,787) $ (18,571) $ 1,784 $ 4,499,496 88,800 $ 67,220
Money Market Funds - 0.7%
Janus Henderson
Cash Liquidity Fund
LLC, 3.6619%
∞
728,177 48,039,282 (47,887,817) 184 229 880,055 879,791 17,644
Total Affiliated
Investments - 4.1% $5,659,395 $54,637,134 $(54,900,604) $(18,387) $2,013 $5,379,551 $84,864
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
Futures Short:
U.S. Treasury 10 Year Ultra Bonds 58 3/20/26 $ (6,621,063) $ 66,287
U.S. Treasury 2 Year Notes 6 3/31/26 (1,250,953) 274
Total $66,561
Average Ending Monthly Value of Derivative Instruments During the Period Ended January 31, 2026
Futures contracts:
Average notional amount of contracts - long $4,316,427
Average notional amount of contracts - short 11,186,016

Janus Henderson Asset - Backed Securities ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2026

CME Chicago Mercantile Exchange
ETF Exchange Traded Fund
FHLMC Federal Home Loan Mortgage Corp.
LLC Limited Liability Company
LP Limited Partnership
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
¢ Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended January 31, 2026 is $308,716, which represents 0.2% of net assets.
∞ Rate shown is the 7-day yield as of January 31, 2026.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
€ Security is in default, thus not accruing interest income. The rate and maturity date shown is as of the contractual maturity date.
‡ Variable or floating rate security. Rate shown is the current rate as of January 31, 2026. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended January 31, 2026 is $121,745,465 which represents 92.4% of net assets.

Janus Henderson Asset - Backed Securities ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2026

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 116,489,594 $ 308,716 $ 116,798,310
Collateralized Loan Obligations — 5,723,382 — 5,723,382
Mortgage-Backed Securities — 7,825,964 — 7,825,964
Exchange Traded Fund 4,499,496 — — 4,499,496
Investment Companies — 880,055 — 880,055
Other Financial Instruments
(a)
:
Futures Contracts $ 66,561 $ — $ — $ 66,561
Total Assets $ 4,566,057 $ 130,918,995 $ 308,716 $ 135,793,768
(a) Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Janus Henderson Asset - Backed Securities ETF

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited

Janus Henderson Asset - Backed Securities ETF

to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2026 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual financial statements.
125-25-71354 03-26